RELATED PARTY TRANSACTIONS - MATERIAL BALANCES WITH CRC GROUP (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)
Disclosure of receivables and payables from/to related parties
Trade receivables		¥ 4,142,210	$ 636,646	¥ 3,364,366
Other receivables	[2]	275,107		301,280
Trade payables and payables for fixed assets and construction-in-progress		1,325,077	$ 203,661	1,143,523
Other payables		100,333		118,795
CRC [member]
Disclosure of receivables and payables from/to related parties
Trade receivables		1,372,631		1,443,272
Other receivables		1,207		4,672
Trade payables and payables for fixed assets and construction-in-progress		62,620		65,496
Other payables		¥ 6,413		¥ 15,901

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.
[2]	(a) Other receivables mainly represent miscellaneous deposits and receivables arising from the course of provision of non-railway transportation services by the Group. As of 31 December 2017, the input VAT with related invoices not been received or verified amounted to RMB122,190,000 (2016: RMB 156,072,000). Movements on the provision for impairment of other receivables are as follows: 2015 2016 2017 RMB’000 RMB’000 RMB’000 At 1 January 62,060 13,377 13,336 Provision for impairment loss 62 - - Reversal of impairment loss provision (7,699) (1) (3) Written-off (28,734) (40) (8) Elimination arising from business combination (12,312) - - At 31 December 13,377 13,336 13,325